UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

April 30, 2016

ALSF-QTLY-0616
1.805758.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.9%
Auto Components - 2.0%
Delphi Automotive PLC	446,000	$32,839
Tenneco, Inc. (a)	630,300	33,595
		66,434
Automobiles - 5.5%
Ford Motor Co.	5,729,567	77,693
General Motors Co.	2,976,872	94,665
General Motors Co.:
warrants 7/10/16 (a)	395,121	8,586
warrants 7/10/19 (a)	395,121	5,484
		186,428
Diversified Consumer Services - 6.5%
Service Corp. International	8,367,067	223,150
Hotels, Restaurants & Leisure - 1.0%
ARAMARK Holdings Corp.	849,156	28,455
Penn National Gaming, Inc. (a)	297,660	4,801
Red Rock Resorts, Inc.	4,632	78
		33,334
Household Durables - 2.5%
Hovnanian Enterprises, Inc. Class A (a)(b)	1,181,000	1,972
Lennar Corp. Class A	576,600	26,126
Newell Brands, Inc.	1,278,402	58,218
		86,316
Media - 4.5%
Cinemark Holdings, Inc.	1,782,855	61,776
Comcast Corp. Class A	1,140,866	69,319
Gray Television, Inc. (a)	1,185,363	15,232
Nexstar Broadcasting Group, Inc. Class A (b)	172,002	8,829
		155,156
Specialty Retail - 0.9%
Armstrong Flooring, Inc. (a)	120,390	1,753
Sally Beauty Holdings, Inc. (a)	961,500	30,191
		31,944

TOTAL CONSUMER DISCRETIONARY		782,762

CONSUMER STAPLES - 2.1%
Food Products - 1.6%
ConAgra Foods, Inc.	438,800	19,553
Darling International, Inc. (a)	2,452,617	35,538
		55,091
Personal Products - 0.5%
Revlon, Inc. (a)	459,739	16,748

TOTAL CONSUMER STAPLES		71,839

ENERGY - 6.6%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	90,000	1,076
Halliburton Co.	943,707	38,985
SAExploration Holdings, Inc. (a)(c)	1,109,003	710
Schlumberger Ltd.	90,600	7,279
		48,050
Oil, Gas & Consumable Fuels - 5.2%
Continental Resources, Inc. (a)(b)	1,104,726	41,162
Hess Corp.	783,890	46,736
QEP Resources, Inc.	795,900	14,270
Valero Energy Corp.	1,003,334	59,066
Whiting Petroleum Corp. (a)(b)	1,326,818	15,922
		177,156

TOTAL ENERGY		225,206

FINANCIALS - 12.0%
Banks - 9.3%
Bank of America Corp.	6,881,001	100,187
Barclays PLC sponsored ADR	1,945,679	19,554
CIT Group, Inc.	170,690	5,901
Citigroup, Inc.	1,579,653	73,106
Huntington Bancshares, Inc.	4,566,320	45,937
Regions Financial Corp.	4,199,720	39,393
SunTrust Banks, Inc.	836,400	34,911
		318,989
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	100,812	1,195
Consumer Finance - 1.0%
American Express Co.	515,752	33,746
Insurance - 0.5%
Lincoln National Corp.	360,400	15,659
Real Estate Investment Trusts - 0.7%
Gaming & Leisure Properties	355,926	11,671
Host Hotels & Resorts, Inc.	832,331	13,167
		24,838
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	13,219
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,374

TOTAL FINANCIALS		410,020

HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 5.8%
Boston Scientific Corp. (a)	8,034,144	176,108
Medtronic PLC	273,726	21,665
		197,773
Health Care Providers & Services - 6.7%
Community Health Systems, Inc. (a)	1,152,373	21,987
DaVita HealthCare Partners, Inc. (a)	464,906	34,357
HCA Holdings, Inc. (a)	512,921	41,352
Tenet Healthcare Corp. (a)(b)	2,856,363	90,518
Universal Health Services, Inc. Class B	317,795	42,483
		230,697
Life Sciences Tools & Services - 0.8%
PRA Health Sciences, Inc. (a)	574,700	27,270
Pharmaceuticals - 3.0%
Johnson & Johnson	127,900	14,335
Merck & Co., Inc.	1,321,200	72,455
Sanofi SA sponsored ADR	426,766	17,540
		104,330

TOTAL HEALTH CARE		560,070

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	387,924	44,328
Huntington Ingalls Industries, Inc.	196,360	28,427
Textron, Inc.	497,300	19,236
		91,991
Airlines - 4.3%
American Airlines Group, Inc.	791,900	27,471
Delta Air Lines, Inc.	2,405,020	100,217
Southwest Airlines Co.	478,033	21,325
		149,013
Building Products - 0.7%
Allegion PLC	201,992	13,220
Armstrong World Industries, Inc. (a)	240,781	9,826
		23,046
Commercial Services & Supplies - 1.0%
Civeo Corp. (a)	406,868	618
Deluxe Corp.	380,287	23,874
Tyco International Ltd.	267,791	10,315
		34,807
Electrical Equipment - 0.6%
Emerson Electric Co.	136,500	7,457
Generac Holdings, Inc. (a)(b)	373,058	14,221
		21,678
Machinery - 1.3%
Ingersoll-Rand PLC	605,977	39,716
Pentair PLC	64,254	3,732
		43,448
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	450,397	464
Genco Shipping & Trading Ltd. (a)	6,623	7
Navios Maritime Holdings, Inc. (b)	1,788,039	2,092
		2,563
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	1,147,700	10,628
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	133,600	8,942

TOTAL INDUSTRIALS		386,116

INFORMATION TECHNOLOGY - 8.7%
Electronic Equipment & Components - 1.8%
Avnet, Inc.	489,587	20,132
Belden, Inc.	455,836	28,781
Corning, Inc.	605,400	11,303
TTM Technologies, Inc. (a)	311,991	2,034
		62,250
Internet Software & Services - 0.5%
VeriSign, Inc. (a)(b)	194,300	16,788
IT Services - 0.1%
Everi Holdings, Inc. (a)	1,683,900	2,829
Semiconductors & Semiconductor Equipment - 4.2%
Intersil Corp. Class A	1,177,013	13,759
Micron Technology, Inc. (a)	1,890,455	20,322
NXP Semiconductors NV (a)	1,204,269	102,700
ON Semiconductor Corp. (a)	884,394	8,375
		145,156
Software - 0.5%
Citrix Systems, Inc. (a)	190,801	15,615
Technology Hardware, Storage & Peripherals - 1.6%
EMC Corp.	1,160,700	30,306
NCR Corp. (a)	882,069	25,659
		55,965

TOTAL INFORMATION TECHNOLOGY		298,603

MATERIALS - 12.9%
Chemicals - 8.0%
LyondellBasell Industries NV Class A	3,332,290	275,484
Phosphate Holdings, Inc. (a)	192,500	1
		275,485
Containers & Packaging - 3.6%
Sealed Air Corp.	378,366	17,919
WestRock Co.	2,489,702	104,194
		122,113
Metals & Mining - 0.4%
Alcoa, Inc. (b)	1,359,900	15,190
Ormet Corp. (a)	150,000	0
		15,190
Paper & Forest Products - 0.9%
Kapstone Paper & Packaging Corp.	946,200	15,035
Neenah Paper, Inc.	231,700	15,081
		30,116

TOTAL MATERIALS		442,904

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Frontier Communications Corp. (b)	4,666,144	25,944
Intelsat SA (a)(b)	855,300	3,378
Level 3 Communications, Inc. (a)	466,741	24,392
		53,714
UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	11,139
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	1,970,200	31,090

TOTAL UTILITIES		42,229

TOTAL COMMON STOCKS
(Cost $2,228,290)		3,273,463

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $9,025)	360,987	9,050
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.6%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,530	2,516
SAExploration Holdings, Inc. 10% 7/15/19	7,966	4,541
		7,057
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	7,325	6,116
3.875% 3/15/23	7,325	6,116
		12,232
TOTAL NONCONVERTIBLE BONDS
(Cost $18,036)		19,289
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	85,497,204	85,497
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	104,609,083	104,609
TOTAL MONEY MARKET FUNDS
(Cost $190,106)		190,106
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $2,445,457)		3,491,908
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(67,419)
NET ASSETS - 100%		$3,424,489

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$364
Fidelity Securities Lending Cash Central Fund	558
Total	$922

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OMNOVA Solutions, Inc.	$16,881	$--	$13,251	$--	$--
SAExploration Holdings, Inc.	--	--	--	--	710
Total	$16,881	$--	$13,251	$--	$710

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$782,762	$782,684	$78	$--
Consumer Staples	71,839	71,839	--	--
Energy	225,206	225,206	--	--
Financials	419,070	419,070	--	--
Health Care	560,070	560,070	--	--
Industrials	386,116	386,116	--	--
Information Technology	298,603	298,603	--	--
Materials	442,904	442,904	--	--
Telecommunication Services	53,714	53,714	--	--
Utilities	42,229	42,229	--	--
Corporate Bonds	19,289	--	19,289	--
Money Market Funds	190,106	190,106	--	--
Total Investments in Securities:	$3,491,908	$3,472,541	$19,367	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $2,445,068,000. Net unrealized appreciation aggregated $1,046,840,000, of which $1,262,414,000 related to appreciated investment securities and $215,574,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016